Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Beginning Balance	$ (648,065)	$ (348,860)	$ (352,426)
Net current period other comprehensive income loss	107,098	(299,205)	3,566
Ending Balance	$ (540,967)	$ (648,065)	$ (348,860)